COMMITMENT AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENT AND CONTINGENT LIABILITIES

NOTE 8 – COMMITMENT AND CONTINGENT LIABILITIES

A.	Save Foods Ltd. Is committed to pay royalties to the IIA on the proceeds from sales of products resulting from research and development projects in which the IIA participates by way of grants. In the first 3 years of sales the Company will pay 3% of the sales of the product which was developed under IIA research and development projects. In the fourth, fifth and sixth years of sales, the Company shall pay 4% of such sales and thereafter the Company will pay 5% of up to 100% of the amount of grants received plus interest at SOFR for 12 months. Save Foods Ltd. was entitled to the grants only upon incurring research and development expenditures. There were no future performance obligations related to the grants received from the IIA. As of December 31, 2023 and 2022, the contingent liabilities with respect to grants received from the IIA, subject to repayment under these royalty agreements on future sales is $ 155,765, not including. As of December 31, 2023, and 2022, the Company did not accrue for or pay any royalties to the IIA as no revenue related to the funded projects has yet been generated.

B.	On September 22, 2020, the Company entered into a non-exclusive Commission Agreement with Earthbound Technologies, LLC (“EBT”) for a period of 12 months, according to which EBT will introduce the Company to potential clients, pre-approved by the Company (“Introduced Parties”) and will assist the Company in finalizing commercial agreements with the Introduced Parties. In consideration for its services, the Company agreed to pay EBT 12.5% of the net revenues generated from Introduced Parties (during the agreement period and within 18 months following the termination of the agreement) up to a total aggregated amount of $2,000,000, provided that the compensation shall not exceed 25% of the Company’s gross profit under the given commercial agreement signed with the Introduced Party. In addition, in the event that the aggregated net revenues generated from Introduced Parties were to exceed $500,000, and subject to board approval, the Company would be required to issue to EBT options to purchase 1,021 shares of common stock at an exercise price of $58.80 per share. In the event that certain additional events detailed in the agreement were to occur, the Company will also issue to EBT, subject to Board approval, additional options to purchase 1,021 shares of common stock at an exercise price of $58.80 per share. Such events have not occurred as of balance sheet date.

C.	On June 1, 2021, the Company terminated its October 10, 2018, consulting agreements with two of its consultants and signed new consulting agreements with the parties pursuant to which the consultants will provide the Company with business development and strategic consulting services including ongoing consulting for the Company, board and management. The agreements may be terminated by either party upon 30 days prior written notice. The Company would pay each, a monthly fee of $13,000, and $2,000 as reimbursement of expenses. In addition, the Company agreed to grant the consultants signing bonuses of $150,000 and $250,000 net of the outstanding debt of the Company to the consultants based on their October 10, 2018 agreements in the amount of $33,000 each. In addition, the Company agreed to pay the consultants 5% of any gain generated by the Company exceeding an initial gain of 25% due to any sale, disposition or exclusive license of activities, securities, business, or similar events initiated by each the consultants. In addition, each consultant is entitled to a special bonus for assisting with business opportunities or other specified events (“Consultant Engagements”), authorized by the CEO or the Chairman of the Board. On December 20, 2023 the board approved to compensate each of the consultants in the amount of $100,000 and $10,000 reimbursement of expenses incurred.

D	On January 26, 2023, the Company entered into an advisory agreement with a consultant for a period of ninety days. According to the agreement, the consultant will provide advisory services to the Company in connection with pursuing and evaluating entering into an equity purchase agreement (the “Equity Purchase Agreement”) with an institutional investor. The Company will pay a success fee (the “Success Fee”) in the amount equal to 6% of the gross proceeds received by the Company under any such equity purchase agreement to be paid within five business days of each receipt of funds. However, with respect to any amount received by the Company from certain investors, the Success Fee will be 5%. On July 20, 2023, the term of the agreement was extended until October 12, 2023. On December 13, 2023, the term was further extended to May 12, 2024 and the consultant will be entitled to receive 3% of the gross proceeds received by the Company under the financing to be paid. As of December 31, 2023 the Company paid a Success Fee in the amount of $175,000 to the consultant.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars)